UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $173,426 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES TR III                     PFD CV 6.75%     00808N202     3833   101200 SH       DEFINED 1              101200        0        0
AMERICAN TOWER CORP            CL A             029912201        1        1 SH       DEFINED 1                   1        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205      190     4832 SH       DEFINED 1                4832        0        0
CROWN CASTLE INTL CORP         COM              228227104        1        1 SH       DEFINED 1                   1        0        0
EASTMAN KODAK CO               NOTE 3.375%10/1  277461BE8    44955 48600000 PRN      DEFINED 1                   0        0 48600000
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5     5652 10071000 PRN      DEFINED 1                   0        0 10071000
GENERAL MTRS CORP              DEB SR CONV B    370442733    37167  3811950 PRN      DEFINED 1             3811950        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691    11944   600000 PRN      DEFINED 1                   0        0   600000
GENERAL MTRS CORP              DEB SR CV C 33   370442717    68189  7447275 PRN      DEFINED 1             7447275        0        0
ISTAR FINL INC                 FRNT 10/0        45031UBF7       12    22000 SH       DEFINED 1                   0        0    22000
KULICKE & SOFFA INDS INC       NOTE 0.500%11/3  501242AL5       68    70000 PRN      DEFINED 1                   0        0    70000
LEVEL 3 COMMUNICATIONS INC     NOTE 6.000% 3/1  52729NAS9     1032  1140000 PRN      DEFINED 1                   0        0  1140000
MACROVISION SOLUTIONS CORP     COM              55611C108        2      153 SH       DEFINED 1                 153        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508      101    13302 SH       DEFINED 1               13302        0        0
NORTEL NETWORKS CORP NEW       COM NEW          656568508      169    74908 SH       DEFINED 1               74908        0        0
NRG ENERGY INC                 COM NEW          629377508       32     1304 SH       DEFINED 1                1304        0        0
PNM RES INC                    COM              69349H107        2      210 SH       DEFINED 1                 210        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847        5      231 SH       DEFINED 1                 231        0        0
RELIANT ENERGY INC             COM              75952B105       51     5015 SH       DEFINED 1                5015        0        0
UAL CORP                       COM NEW          902549807       20     2416 SH       DEFINED 1                2416        0        0